Other Taxes - Additional Information (Detail) - Taxes on revenue (PIS and COFINS) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$) Lawsuits
Income Tax [Line Items]
Adjusted and unrecognized amount of credits	R$ 3,050
Number of lawsuits | Lawsuits	3
Lawsuits final decision
Income Tax [Line Items]
Adjusted and unrecognized amount of credits	R$ 2,050